Offerings	Aug. 28, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.00001 per share
Amount Registered | shares	16,255,640
Proposed Maximum Offering Price per Unit	73.36
Maximum Aggregate Offering Price	$ 1,192,513,750.40
Fee Rate	0.01531%
Amount of Registration Fee	$ 182,573.86
Offering Note	Amount Registered (applies to Offering Lines 1 and 2): Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the Securities Act), this Registration Statement on Form S-8 shall also cover any additional shares of Affirm Holdings, Inc. Class A common stock, $0.00001 par value per share (the Common Stock), that become issuable under the Affirm Holdings, Inc. Amended and Restated 2012 Stock Plan (the 2012 Stock Plan) and the Affirm Holdings, Inc. 2020 Employee Stock Purchase Plan (the 2020 ESPP) by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Common Stock, as applicable. Represents 16,255,640 additional shares of Common Stock available for future issuance under the 2012 Stock Plan resulting from the automatic annual increase in the number of authorized shares of Common Stock reserved and available for issuance under the 2012 Stock Plan. The Proposed Maximum Offering Price Per Unit and the Maximum Aggregate Offering Price are estimated in accordance with Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee, based on the average of the high and low sales prices per share of Common Stock as reported on The Nasdaq Global Select Market on August 21, 2025 of $73.36 per share.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.00001 per share
Amount Registered | shares	3,251,128
Proposed Maximum Offering Price per Unit	62.36
Maximum Aggregate Offering Price	$ 202,740,342.08
Fee Rate	0.01531%
Amount of Registration Fee	$ 31,039.55
Offering Note	Represents 3,251,128 additional shares of Common Stock reserved for future issuance under the 2020 ESPP resulting from the automatic annual increase in the number of authorized shares of Common Stock reserved and available for issuance under the 2020 ESPP. The Proposed Maximum Offering Price Per Unit and the Maximum Aggregate Offering Price are estimated in accordance with Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee, based on 85% of the average of the high and low sales prices per share of Common Stock as reported on Nasdaq on August 21, 2025 of $62.36 per share. Pursuant to the 2020 ESPP, the purchase price of a share of Common Stock is 85% of the fair market value of the Common Stock.